Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 23, 2021, UFP Technologies, Inc. (“UFP” or the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission (“SEC”) to report that effective as of December 22, 2021, UFP has completed its acquisition (the “Acquisition”) of DAS Medical, Inc. (“DAS Medical”).
Document Period End Date	Dec. 22, 2021
Entity File Number	001-12648
Entity Registrant Name	UFP Technologies, Inc.
Entity Central Index Key	0000914156
Entity Tax Identification Number	04-2314970
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Hale Street
Entity Address, City or Town	Newburyport
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01950-3504
City Area Code	(978)
Local Phone Number	352-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	UFPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false